Earnings (Loss) Per Common Share from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings (loss) per common share from continuing operations

	Years Ended December 31,
	2013	2012	2011
	(Dollars in millions, except per-share amounts; shares in thousands)
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$441	$723	$803
Basic weighted-average shares	682,948	619,792	588,553
Effect of dilutive securities:
Nonvested restricted stock units	1,995	2,694	4,332
Stock options	2,149	2,608	3,374
Convertible debentures	93	392	1,916
Diluted weighted-average shares	687,185	625,486	598,175
Earnings (loss) per common share from continuing operations:
Basic	$.65	$1.17	$1.36
Diluted	$.64	$1.15	$1.34